Net Interest Income - Summary of Net Interest Income (Detail) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Interest and similar income:
Loans and advances to customers	£ 5,458	£ 5,494	£ 6,198
Loans and advances to banks	202	164	112
Reverse repurchase agreements - non trading	124	20	15
Other	282	227	142
Total interest and similar income	6,066	5,905	6,467
Interest expense and similar charges:
Deposits by customers	(1,433)	(1,330)	(1,891)
Deposits by banks	(117)	(35)	(18)
Repurchase agreements - non trading	(42)	(5)	(38)
Debt securities in issue	(721)	(590)	(771)
Subordinated liabilities	(142)	(134)	(143)
Other	(8)	(8)	(24)
Total interest expense and similar charges	(2,463)	(2,102)	(2,885)
Net interest income	£ 3,603	£ 3,803	£ 3,582